Income taxes - Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Stream interests	$ 26,753	$ 30,100	$ 34,278
Non-capital losses	14,375	7,663	8,195
Deferred and restricted share units	3,644	3,401	4,008
Share and debt issue expenses	2,720	2,935	4,562
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(133,120)	(102,782)	(93,266)
Investments	(706)	(8,077)	(9,437)
Convertible debentures	0	(1,173)	(2,315)
Other	(238)	(474)	(454)
Deferred tax liability, net	(86,572)	(68,407)	$ (54,429)
Statement of loss [Member]
Deferred tax assets:
Stream interests	(3,347)	(4,178)
Non-capital losses	6,712	(532)
Deferred and restricted share units	84	(328)
Share and debt issue expenses	(3,909)	(96)
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(29,778)	(9,543)
Investments	2,141	1,831
Convertible debentures	1,173	1,142
Other	236	(20)
Deferred tax liability, net	(26,688)	(11,724)
Equity [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	159	(279)
Share and debt issue expenses	3,694	(1,531)
Deferred tax liabilities:
Investments	0	0
Convertible debentures	0	0
Other	0	0
Deferred tax liability, net	3,853	(1,810)
Other comprehensive income (loss) [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	0	0
Share and debt issue expenses	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	0	0
Investments	4,025	(471)
Convertible debentures	0	0
Other	0	0
Deferred tax liability, net	4,025	(471)
Conversion adjustments [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	0	0
Share and debt issue expenses	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(560)	27
Investments	0	0
Convertible debentures	0	0
Other	0	0
Deferred tax liability, net	(560)	$ 27
Deconsolidation of Osisko Development [Member]
Deferred tax assets:
Stream interests	0
Non-capital losses	0
Deferred and restricted share units	0
Share and debt issue expenses	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	0
Investments	1,205
Convertible debentures	0
Other	0
Deferred tax liability, net	$ 1,205